Organization and Summary of Significant Accounting Policies - Schedule of Revenue from Major Customers Representing 10% or More of Total Revenue (Details) - Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A
Concentration Risk [Line Items]
Concentration risk percentage		66.00%
Customer B
Concentration Risk [Line Items]
Concentration risk percentage	55.00%